Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Information for the Operating Segments

The segment information for the operating segments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31, 2021
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	688,334	974,972	2,170,062	417,022	3,894	4,254,284
Less: Intersegment sales	(571,705)	(650,018)	(397,485)	(19,526)	(1,201)	(1,639,935)

Revenue from external customers	116,629	324,954	1,772,577	397,496	2,693	2,614,349

Depreciation, depletion and amortization	(175,329)	(28,466)	(20,338)	(5,288)	(1,848)	(231,269)
Including: Impairment losses of property, plant and equipment	(20,218)	(4,681)	(1,396)	(176)	—	(26,471)
Profit / (loss) from operations	68,452	49,740	13,277	43,965	(14,281)	161,153
Finance costs:
Exchange gain						13,377
Exchange loss						(12,839)
Interest income						2,984
Interest expense						(19,739)

Total net finance costs						(16,217)

Share of profit of associates and joint ventures	2,633	68	680	7,570	2,316	13,267

Profit before income tax expense						158,203
Income tax expense						(43,507)

Profit for the year						114,696

Segment assets	1,391,129	457,914	520,938	164,934	1,573,900	4,108,815
Other assets						17,014
Investments in associates and joint ventures	44,289	1,966	19,020	169,611	30,899	265,785
Elimination of intersegment balances (a)						(1,889,352)

Total assets						2,502,262

Capital expenditures	178,259	54,487	10,982	6,750	700	251,178
Segment liabilities	550,365	199,159	349,609	128,490	566,602	1,794,225
Other liabilities						103,412
Elimination of intersegment balances (a)						(804,244)

Total liabilities						1,093,393

	Year Ended December 31, 2020
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	530,807	774,775	1,497,533	370,771	3,547	3,177,433
Less: Intersegment sales	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from external customers	93,137	282,108	1,221,030	335,334	2,227	1,933,836

Depreciation, depletion and amortization	(150,849)	(23,893)	(17,833)	(19,475)	(1,825)	(213,875)
Including: Impairment losses of property, plant and equipment	(15,364)	—	(3)	—	—	(15,367)
Profit / (loss) from operations	23,092	(1,834)	(2,906)	72,410	(14,825)	75,937
Finance costs:
Exchange gain						14,387
Exchange loss						(14,279)
Interest income						3,023
Interest expense						(26,528)

Total net finance costs						(23,397)

Share of (loss)/profit of associates and joint ventures	(616)	(24)	(728)	2,128	2,773	3,533

Profit before income tax expense						56,073
Income tax expense						(22,588)

Profit for the year						33,485

Segment assets	1,452,554	432,022	489,984	195,353	1,631,577	4,201,490
Other assets						17,361
Investments in associates and joint ventures	41,461	1,289	18,239	160,730	28,884	250,603
Elimination of intersegment balances (a)						(1,981,328)

Total assets						2,488,126

Capital expenditures	186,620	21,810	16,294	21,143	626	246,493
Segment liabilities	658,521	186,332	321,460	192,456	573,340	1,932,109
Other liabilities						80,104
Elimination of intersegment balances (a)						(890,708)

Total liabilities						1,121,505

	Year Ended December 31, 2019
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	676,320	1,000,062	2,075,044	391,023	3,700	4,146,149
Less: intersegment sales	(552,672)	(702,207)	(332,164)	(40,652)	(1,644)	(1,629,339)

Revenue from external customers	123,648	297,855	1,742,880	350,371	2,056	2,516,810

Depreciation, depletion and amortization	(158,874)	(25,469)	(16,657)	(22,375)	(1,887)	(225,262)
Including: Impairment losses of property, plant and equipment	(11,562)	(1,444)	(1)	(412)	—	(13,419)
Profit / (loss) from operations	96,097	16,077	(2,878)	26,108	(13,642)	121,762
Finance costs:
Exchange gain						10,017
Exchange loss						(10,016)
Interest income						3,631
Interest expense						(30,409)

Total net finance costs						(26,777)

Share of profit of associates and joint ventures	3,513	—	1,460	501	2,755	8,229

Profit before income tax expense						103,214
Income tax expense						(36,199)

Profit for the year						67,015

Segment assets	1,520,697	404,264	485,085	536,298	1,409,368	4,355,712
Other assets						29,908
Investments in associates and joint ventures	45,721	1,371	18,810	9,713	26,458	102,073
Elimination of intersegment balances (a)						(1,754,783)

Total assets						2,732,910

Capital expenditures	230,117	21,823	17,074	27,004	758	296,776
Segment liabilities	720,028	151,051	305,804	277,370	594,000	2,048,253
Other liabilities						88,793
Elimination of intersegment balances (a)						(848,441)

Total liabilities						1,288,605

Geographical Information
Geographical information

	Revenue			Non-current assets (b)
	2021	2020	2019	December 31, 2021	December 31, 2020
	RMB	RMB	RMB	RMB	RMB
Mainland China	1,626,616	1,212,821	1,476,693	1,838,505	1,789,349
Other	987,733	721,015	1,040,117	165,117	190,625

	2,614,349	1,933,836	2,516,810	2,003,622	1,979,974

(a)	Elimination of intersegment balances represents elimination of intersegment accounts and investments.
(b)	Non-current assets mainly include non-current assets other than financial instruments and deferred tax assets.